Investments In Affiliated Companies, Partnerships And Other Companies	12 Months Ended
Dec. 31, 2018
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies, Partnerships And Other Companies	INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES

A.    INVESTMENT IN AFFILIATED COMPANIES:

	December 31,
	2018	2017
Companies accounted for under the equity method (1)	$144,435	$159,647
Companies accounted for under the fair value method (2)	46,858	5,114
Companies accounted for on a cost basis (3)	4,887	7,577
	$196,180	$172,338

(1)    See Note 6B.
(2)    See Note 6C.

(3)	Companies accounted for cost basis under ASU 2016-01 effective January 1, 2018. During 2018, the Company wrote-off an impairment in the amount of $2,700. See Note 1C(4).
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD:

	December 31,
	2018	2017
Company A (1)	$73,001	$65,799
Company B (2)	19,631	21,708
Company C (3)	25,259	27,927
Company D (4)	8,724	15,000
Company E (5)	8,266	18,003
Other	9,554	11,210
	$144,435	$159,647

(1)
Company A is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Company A is engaged in the development and production of various thermal detectors and laser diodes. Company A is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2018 and 2017, the Company received dividends in the amount of $4,138 and $9,374, respectively from Company A.

(2)
Company B is an Israeli company owned 50.00001% by the Company and 49.99999% by Rafael. Company B focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Company B with Rafael, and therefore Company B is not consolidated in the Company’s financial statements.

(3)
Company C is a U.K. joint venture held 50% by a wholly-owned U.K. subsidiary of the Company and 50% by Kellogg Brown & Root Limited. Company C is engaged in the area of flight training systems. During 2018, the Company received a dividend in the amount of $10,610 from Company C.

(4)	Company D is a European company held 33% by the Company. Company D is engaged in the area of composite aerostructure parts manufacturing for commercial aircraft.

(5)
Company E is an Israeli company held 77% by the Company, and is engaged in developing energy solutions for civilian transportation application. During 2017, an investor invested €2,500 (approximately $2,800) in exchange for an additional 3% ownership in Company E. During 2018, due to a revaluation prepared by an independent advisor, the Company wrote-off an impairment of its investment in Company E in the amount of $9,737.

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.):

Equity in net earnings (losses) of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2018	2017	2016
Company A	$11,340	$9,579	$6,157
Company B	(2,077)	1,734	2,047
Company C	10,102	6,427	4,253
Company D	(6,275)	(4,129)	(872)
Company E	(9,737)	—	—
Other	(5,575)	(2,250)	(6,361)
	$(2,222)	$11,361	$5,224

The summarized aggregate financial information of companies accounted for under the equity method and the fair value method is as follows:

Balance Sheet Information:

	December 31,
	2018	2017
Current assets	$392,144	$542,600
Non-current assets	131,636	117,438
Total assets	$523,780	$660,038

Current liabilities	$139,183	$161,414
Non-current liabilities	145,501	223,253
Shareholders' equity	239,096	275,371
Total liabilities and equity	$523,780	$660,038

Income Statement Information:

	Year ended December 31,
	2018	2017	2016
Revenues	$362,711	$466,349	$424,045
Gross profit	$94,463	$101,242	$83,266
Net income	$727	$10,338	$21,252

See Note 21E for guarantees.

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

C.    INVESTMENT ACCOUNTED FOR UNDER THE FAIR VALUE METHOD:

	December 31,
	2018	2017
Company F (1)	43,350	—
Company G (2)	3,476	—
Company H (3)	32	5,114
	46,858	5,114

(1)
In May 2018, Company F, the Company's then wholly-owned subsidiary, which is engaged in the field of commercial cybersecurity, issued preferred shares to third party investors in return for an investment of $30,000, which reflected approximately 17% of the total outstanding share capital of the subsidiary. Although the Company holds more than 50% of the subsidiary's shares, it concluded that the rights of the preferred shareholders, as required by the investors, represent substantive participating rights because, in the aggregate, the rights entitle the investors to effectively participate in decisions that occur as part of the subsidiary’s ordinary course of business and are significant factors in directing and carrying out the activities of the business. Based on the abovementioned factors, the Company concluded that it no longer controls the subsidiary as it does not have the unilateral power to make decisions on the subsidiary's day-to-day operations, and therefore deconsolidated the subsidiary.

The Company's management determined the equity fair value of the formerly consolidated subsidiary and of its retained non-controlling investment in this subsidiary, by performing an equity fair value analysis, which included various factors and measures including, among others, the assistance of third-party valuation specialists, by applying the market approach with the use of an option-pricing method to evaluate the fair value of the Company retained equity class investment in the formerly consolidated subsidiary, and used this equity fair value analysis as the basis to determine the recognition of gain of approximately $42,000 upon deconsolidation, included in "Other operating income, net".

(2)
During 2018, the Company established Company G, based on its in-house developed visualization technology. This company is engaged in developing surgeon-centered visualization technologies. In June 2018, an international strategic investor invested $11,500 in preferred shares in exchange for 41% of Company G's ownership interest. Although the Company holds more than 50% of the subsidiary's shares, it concluded that the rights of the preferred shareholder, as required by the investor, represent substantive participating rights because, in the aggregate, the rights entitle the investor to effectively participate in decisions that occur as part of the subsidiary’s ordinary course of business and are significant factors in directing and carrying out the activities of the business. Based on the abovementioned factors, the Company concluded that it no longer controls the subsidiary as it does not have the unilateral power to make decisions on the subsidiary's day-to-day operations, and therefore deconsolidated the subsidiary.

The Company's management determined the equity fair value of the formerly consolidated subsidiary and of its retained non-controlling investment in this subsidiary, by performing an equity fair value analysis, which included various factors and measures including, among others, the assistance of third-party valuation specialists, by applying the market approach with the use of an option-pricing method to evaluate the fair value of the Company retained equity class investment in the formerly consolidated subsidiary, and used this equity fair value analysis as the basis to determine the recognition of gain of approximately $3,500 upon deconsolidation, included in "Other operating income, net".

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

C.    INVESTMENT ACCOUNTED FOR UNDER THE FAIR VALUE METHOD (Cont.):

(3)
Company H is an Israeli company held 71% by the Company. For the year ended December 31, 2017, there was no significant change in fair value. During 2018, the Company estimated the fair value of its holdings in Company H as approximately zero, and recorded a write-off of approximately $5,100. see Note 26.